Bank borrowings (Details 2) ¥ in Millions, $ in Millions	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)
Long-term Debt, Fiscal Year Maturity [Abstract]
Within 1 year	$ 321	¥ 1,990	¥ 1,100
Bank borrowings
Long-term Debt, Fiscal Year Maturity [Abstract]
Within 1 year		1,990	¥ 1,100
Between 1 to 2 years		286
Between 2 to 3 years		637
Between 3 to 4 years		471
Between 4 to 5 years		215
Total		¥ 3,599